Income Taxes (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 9,789,107	$ 8,983,161
Warrant issuances
Deferred officer compensation	737,642	805,848
Other	0	98
Valuation allowance	(10,526,749)	(9,789,107)
Deferred Tax Assets, Net